INCOME TAXES - Schedule of significant temporary differences, unused tax credits, and unused tax losses (Details) - CAD ($)	May 31, 2020	May 31, 2019
Deferred tax assets:
Unrecognized deferred tax assets	$ 6,284,425	$ 5,139,132
Mineral expenditures and capital assets
Deferred tax assets:
Unrecognized deferred tax assets	5,733,918	5,752,246
Share issue costs
Deferred tax assets:
Unrecognized deferred tax assets	629,923	674,367
Non-capital losses and other
Deferred tax assets:
Unrecognized deferred tax assets	$ 19,633,365	$ 15,487,395